CONTRIBUTED EQUITY, Issued Capital (Details) - USD ($) $ / shares in Units, $ in Thousands		Jun. 30, 2019	Jun. 30, 2018
Issued capital [Abstract]
Issued capital	[1]	$ 104,050	$ 102,278
Number of fully paid issued shares (in shares)		461,251,181	454,386,181
Par value per share (in dollars per share)		$ 0	$ 0

[1]	Ordinary shares have no par value and the company does not have a limited amount of authorised capital.